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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: QUARTER ENDED 3/31/09

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: INTERNATIONAL VALUE ADVISERS, LLC
      ADDRESS: 645 MADISON AVENUE
      12TH FLOOR
      NEW YORK, NY 10022
      212-584-3570

Form 13F File Number: 28-13405

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  MICHAEL MALAFRONTE
Title: CEO
Phone: 212-584-3570

Signature, Place, and Date of Signing:

/s/Michael Malafronte                   New York, NY    May 13, 2009
-------------------------------------   -------------   ----------------------
            [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           18

Form 13F Information Table Value Total:      126,234
                                          (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number         Name
---   --------------------------   ----------------------------------
      28-13405                     __________________________________

[Repeat as necessary.]


                                       10

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13F Securities at 03/31/09

Issuer Name                                   Description       Shares     Market Value
-----------                                ----------------   ---------   --------------
Berkshire Hathaway Inc.-Cl A               CL A                      49     4,248,300.00
Cintas                                     COM                  749,700    18,532,584.00
Clear Channel Outdoor                      CL A                 979,740     3,595,645.80
Dell Inc.                                  COM                  368,130     3,489,872.40
Diageo PLC - ADR                           SPON ADR New          99,640     4,458,890.00
Helmerich & Payne                          COM                  340,870     7,761,609.90
International Speedway                     CL A                 306,940     6,771,096.40
Kelly Services Inc. - Class A              CL A                 455,051     3,663,160.55
Liberty Media Corp - Interactive A         INT COM SER A        754,910     2,189,239.00
Microsoft                                  COM                  275,260     5,056,526.20
Proshares UltraShort Lehman 20+ Treasury   PSHS ULTSH 20YRS      94,850     4,139,254.00
SK Telecom-ADR                             SPONSORED ADR        591,740     9,142,383.00
SPDR Gold Trust                            GOLD SHS             220,104    19,870,989.12
San Juan Basin Royalty Trust               UNIT BEN IT          605,725     8,655,810.25
Total SA - Spon ADR                        SPONSORED ADR         50,610     2,482,926.60
United States 12 Month Oil                 UNIT BEN IT          349,045    10,555,120.80
eBay Inc.                                  COM                  438,310     5,505,173.60
LLTC 3 05/27-14 (Linear Tech)              NOTE 3%            7,347,000     6,116,377.50
                                                                          126,234,959.12